                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:

/s/ Seymour L. Goldblatt               New York, New York   May 12, 2011
------------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:               1
Form 13F Information Table Entry Total:         92
Form 13F Information Table Value Total:   $627,772
                                          (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC

                                     FORM 13F
Page 1 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  March 31, 2011

             Item 1:                Item 2:  Item 3:    Item 4:    Item 5:              Item 6         Item 7        Item 8:
             -------               -------- ---------- -------- ------------ ------------------------ -------- ---------------------
                                                                               Investment Discretion              Voting Authority
                                                         Fair                ------------------------                (Shares)
                                                        Market    Shares of       (b) Shared    (c)   Managers ---------------------
                                   Title of   CUSIP      Value    Principal   (a) -As Defined Shared-   See       (a)      (b)   (c)
         Name of Issuer              class    Number   (x$1000)    Amount    Sole in Instr. V  Other  Instr. V    Sole   Shared None
         --------------            -------- ---------- -------- ------------ ---- ----------- ------- -------- --------- ------ ----
ABSOLUTE SOFTWARE CORPORATION      COM       00386B109   6,382  1,950,400 SH   X                               1,950,400
ACCELRYS INC                       COM       00430U103     914    114,300 SH   X                                 114,300
ACCENTURE PLC                      COM       G1151C101   1,951     35,500 SH   X                                  35,500
ACORDA THERAPEUTICS INC            COM       00484M106   9,016    388,600 SH           X                  01     388,600
ALLSCRIPTS HEALTHCARE SOLUTION     COM       01988P108   9,041    430,750 SH           X                  01     430,750
ARCHIPELAGO LEARNING INC           COM       03956P102   3,497    409,000 SH   X                                 409,000
ARROW ELECTRONICS INC              COM       042735100   8,338    199,100 SH           X                  01     199,100
ATMEL CORP                         COM       049513104   8,245    604,900 SH           X                  01     604,900
AVAGO TECHNOLOGIES                 COM       Y0486S104   6,344    204,000 SH           X                  01     204,000
AVNET INC                          COM       053807103   5,284    155,000 SH           X                  01     155,000
BALLANTYNE STRONG INC              COM       058516105   2,570    358,500 SH   X                                 358,500
BIOGEN IDEC INC                    COM       09062X103  10,323    140,500 SH           X                  01     140,500
BMC SOFTWARE INC                   COM       055921100  22,234    447,000 SH           X                  01     447,000
CALIX INC                          COM       13100M509   7,775    382,800 SH   X                                 382,800
CALLIDUS SOFTWARE                  COM       13123E500  13,726  1,997,983 SH           X                  01   1,997,983
CEPHALON INC                       COM       156708109   8,141    107,000 SH           X                  01     107,000
CIENA                              COM       171779101  10,895    420,000 SH           X                  01     420,000
CITY TELECOM LTD                   ADR       178677209   5,010    331,100 SH   X                                 331,100
CODEXIS, INC                       COM       192005106   2,754    233,000 SH   X                                 233,000
COGNIZANT TECHNOLOGY SOLUTIONS     COM       192446102   4,713     57,900 SH           X                  01      57,900
COMVERSE TECHNOLOGY INC            COM       205862402  11,125  1,481,400 SH           X                  01   1,481,400
CONSTANT CONTACT INC               COM       210313102   3,808    109,100 SH   X                                 109,100
DEMANDTEC TEC                      COM       24802R506     903     68,600 SH   X                                  68,600
DEXCOM INC                         COM       252131107  19,038  1,226,700 SH           X                  01   1,226,700
DIGITAL RIV INC                    COM       25388B104  15,159    405,000 SH           X                  01     405,000
ELOYALTY                           COM       290151307   6,088    820,525 SH           X                  01     820,525
EPICOR SOFTWARE CORP               COM       29426L108   7,529    680,100 SH   X                                 680,100
F5 NETWORKS INC.                   COM       315616102   8,052     78,500 SH           X                  01      78,500
FLEXTRONICS INTL LTD               COM       Y2573F102   4,011    536,900 SH           X                  01     536,900
FOREST LABS INC                    COM       345838106  13,828    428,100 SH           X                  01     428,100
                                                       -------
COLUMN TOTAL                                           236,694
                                                       -------

                                     FORM 13F
Page 2 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  March 31, 2011

             Item 1:                Item 2:  Item 3:    Item 4:    Item 5:              Item 6         Item 7        Item 8:
             -------               -------- ---------- -------- ------------ ------------------------ -------- ---------------------
                                                                               Investment Discretion              Voting Authority
                                                         Fair                ------------------------                (Shares)
                                                        Market    Shares of       (b) Shared    (c)   Managers ---------------------
                                   Title of   CUSIP      Value    Principal   (a) -As Defined Shared-   See       (a)      (b)   (c)
         Name of Issuer              class    Number   (x$1000)    Amount    Sole in Instr. V  Other  Instr. V    Sole   Shared None
         --------------            -------- ---------- -------- ------------ ---- ----------- ------- -------- --------- ------ ----
GSE SYSTEMS INC                    COM       36227K106   3,098  1,370,800 SH   X                               1,370,800
HARMONIC                           COM       413160102   7,278    775,900 SH   X                                 775,900
IGATE CORPORATION                  COM       45169U105     801     42,700 SH   X                                  42,700
INGRAM MICRO INC                   COM       457153104   9,062    430,900 SH           X                  01     430,900
INTER-NAP NETWORK                  COM       45885A300   9,862  1,501,000 SH   X                               1,501,000
INTERSIL HLDG CORP CL A            COM       46069S109   5,629    452,100 SH           X                  01     452,100
KENEXA CORP                        COM       488879107  28,332  1,026,900 SH           X                  01   1,026,900
LAM RESH CORP                      COM       512807108   9,819    173,300 SH           X                  01     173,300
LINEAR TECHNOLOTY CORP             COM       535678106   9,988    297,000 SH           X                  01     297,000
LIQUIDITY SERVICES INC.            COM       53635B107   7,778    435,500 SH   X                                 435,500
LOCAL.COM CORP                     COM       53954R105   3,754    965,000 SH   X                                 965,000
MARVELL TECH GROUP LTD ORD         COM       G5876H105   3,214    206,700 SH           X                  01     206,700
MEDIAMINDS TECHNOLOGIES            COM       58449C100   4,865    352,300 SH   X                                 352,300
MERU NETWORKS INC                  COM       59047Q103   2,679    131,900 SH   X                                 131,900
MICROSEMI CORP                     COM       595137100   3,929    189,700 SH           X                  01     189,700
MICROSTRATEGY INC                  COM       594972408  15,048    111,900 SH           X                  01     111,900
MONOLITHIC POWERSYSTEM INC         COM       609839105   2,919    205,700 SH   X                                 205,700
MONSTER WORLDWIDE INC              COM       611742107   7,481    470,500 SH           X                  01     470,500
NOVELL INC                         COM       670006105   3,639    613,700 SH           X                  01     613,700
NVIDIA CORP                        COM       67066G104   7,249    392,700 SH           X                  01     392,700
OCZ TECHNOLOGY (2nd private plc)   COM       67086E303   4,860    600,000 SH   X                                 600,000
OCZ TECHNOLOGY (1st private plc)   COM       67086E303   7,865    970,993 SH   X                                 970,993
ONYX PHARM                         COM       683399109  11,047    314,000 SH           X                  01     314,000
OPENWAVE SYS INC                   COM       683718308  16,301  7,617,200 SH           X                  01   7,617,200
OPTIMER PHARMACEUTICALS INC        COM       68401H104   1,774    150,000 SH   X                                 150,000
POWER INTEGRATIONS INC             COM       739276103   3,243     84,600 SH   X                                  84,600
POWERSECURE INTL INC               COM       73936N105   5,859    681,230 SH   X                                 681,230
PRINCETON REVIEW INC               COM       742352107     472  1,235,600 SH   X                               1,235,600
                                                       -------
COLUMN TOTAL                                           197,845
                                                       -------

                                     FORM 13F
Page 3 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  March 31, 2011

             Item 1:                Item 2:  Item 3:    Item 4:    Item 5:              Item 6         Item 7        Item 8:
             -------               -------- ---------- -------- ------------ ------------------------ -------- ---------------------
                                                                               Investment Discretion              Voting Authority
                                                         Fair                ------------------------                (Shares)
                                                        Market    Shares of       (b) Shared    (c)   Managers ---------------------
                                   Title of   CUSIP      Value    Principal   (a) -As Defined Shared-   See       (a)      (b)   (c)
         Name of Issuer              class    Number   (x$1000)    Amount    Sole in Instr. V  Other  Instr. V    Sole   Shared None
         --------------            -------- ---------- -------- ------------ ---- ----------- ------- -------- --------- ------ ----
QUANTUM CORP-DLT & STORAGE SYS     COM       747906204   4,249  1,686,000 SH   X                               1,686,000
QUEST SOFTWARE INC                 COM       74834T103   2,143     84,371 SH           X                  01      84,371
RADWARE, LTD                       COM       IL0010834   5,794    163,500 SH   X                                 163,500
REACHLOCAL, INC                    COM       75525F104   3,100    155,000 SH   X                                 155,000
REAL NETWORKS INC                  COM       75605L104  14,374  3,864,000 SH           X                  01   3,864,000
REALD INC                          COM       75604L105   2,490     91,000 SH           X                  01      91,000
RESVERLOGIX CORP                   COM       76128M108     799    355,100 SH   X                                 355,100
RIVERSTONE NETWORKS                COM       769320995       0  5,414,200 SH           X                  01   5,414,200
SALIX PHARMACEUTICALS              COM       795435106  12,986    370,700 SH           X                  01     370,700
SANDVINE CORP                      COM       800213100   2,176    850,000 SH   X                                 850,000
SAPIENT CORP                       COM       803062108  18,321  1,600,100 SH           X                  01   1,600,100
SEAGATE TECHNOLOGY HOLDINGS        COM       G7945M107   4,937    342,700 SH           X                  01     342,700
SILICON LABORATORIES, INC          COM       826919102   8,780    203,200 SH           X                  01     203,200
SMART TECHNOLOGIES                 COM       83172R108   5,105    500,000 SH           X                  01     500,000
SOLARWINDS, INC                    COM       83416B109   6,463    275,500 SH           X                  01     275,500
STEC Inc                           COM       784774101  15,753    784,100 SH           X                  01     784,100
SYCAMORE NETWORKS INC              COM       871206108     489     20,000 SH   X                                  20,000
TECH DATA CORP                     COM       878237106   4,094     80,500 SH           X                  01      80,500
TEKELEC                            COM       879101103   9,744  1,200,000 SH   X                               1,200,000
TELECOMMUNICATIONS SYS CL A        COM       87929J103   6,224  1,503,500 SH   X                               1,503,500
THESTREET.COM, INC                 COM       88368Q103   3,558  1,061,968 SH   X                               1,061,968
TNS INC                            COM       872960109  12,504    803,089 SH           X                  01     803,089
TRX INC                            COM       898452107     150    230,600 SH   X                                 230,600
UROPLASTY INC                      COM       917277204   3,129    473,300 SH   X                                 473,300
VIROPHARMA INC                     COM       928241108   8,239    414,000 SH   X                                 414,000
VISTAPRINT LTD                     COM       N93540107   9,145    176,200 SH           X                  01     176,200
VOCUS INC                          COM       92858J108   9,191    355,400 SH   X                                 355,400
WEB.COM GROUP INC                  COM       94733A104  15,684  1,076,101 SH   X                               1,076,101
WEBMEDIABRANDS INC                 COM       94770W100   2,811  2,007,700 SH   X                               2,007,700
WEBSENSE INC                       COM       947684106     574     25,000 SH   X                                  25,000
ELOYALTY CORP SERIES B CONV PF     CVPF      290152990     115     22,475 SH   X                                  22,475
                                                       -------
COLUMN TOTAL                                           193,121
                                                       -------

Page 4 of 4                                                            31-Mar-11
S Squared Technology, LLC
Form 13F - Additions

             Item 1:                Item 2:  Item 3:    Item 4:    Item 5:              Item 6         Item 7        Item 8:
             -------               -------- ---------- -------- ------------ ------------------------ -------- ---------------------
                                                                               Investment Discretion              Voting Authority
                                                         Fair                ------------------------                (Shares)
                                                        Market    Shares of       (b) Shared    (c)   Managers ---------------------
                                   Title of   CUSIP      Value    Principal   (a) -As Defined Shared-   See       (a)      (b)   (c)
         Name of Issuer              class    Number   (x$1000)    Amount    Sole in Instr. V  Other  Instr. V    Sole   Shared None
         --------------            -------- ---------- -------- ------------ ---- ----------- ------- -------- --------- ------ ----
CORNERSTONE ONDEMAND               COM       21925Y103     100     5,500  SH       X                      01       5,500
NORTEL NETWORKS                    COM       656568508       0         5  SH  X                                        5
SERVICESOURCE                      COM      81763U1007      12     1,000  SH  X                                    1,000
TOTAL MARKET VALUE 13F ADDITIONS                           112
                                                       -------
TOTAL MARKET VALUE 13F                                 627,660
                                                       =======
TOTAL MARKET VALUE 13F & ADDITIONS                     627,772
                                                       =======